UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09032
RidgeWorth Variable Trust

(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 09/30/08

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.2%)
Consumer Discretionary (10.7%)
Burger King Holdings, Inc.	3,250	80
eBay, Inc.*	4,650	104
Home Depot, Inc. (The)	4,950	128
Johnson Controls, Inc.	3,350	102
McDonald’s Corp.	1,250	77
McGraw-Hill Cos., Inc. (The)	2,750	87
Omnicom Group, Inc.	2,500	96
Target Corp.	2,250	110
Time Warner, Inc.	6,850	90
Walt Disney Co. (The) (a)	4,400	135

		1,009

Consumer Staples (12.4%)
Cadbury PLC SP ADR	2,560	105
CVS Caremark Corp.	5,500	185
Dr Pepper Snapple Group, Inc.*	4,620	122
Kellogg Co.	2,200	123
Kraft Foods, Inc.	4,300	141
PepsiCo, Inc.	2,000	143
Procter & Gamble Co. (The)	1,600	111
Unilever PLC SP ADR (a)	3,450	94
Wal-Mart Stores, Inc.	2,500	150

		1,174

Energy (12.5%)
Anadarko Petroleum Corp.	2,600	126
Baker Hughes, Inc.	1,300	79
Cameron International Corp.*	950	37
Chevron Corp.	2,800	231
Devon Energy Corp.	950	87
Exxon Mobil Corp.	2,800	217
Halliburton Co.	4,400	142
Marathon Oil Corp.	4,550	181
Total SA SP ADR (a)	1,350	82

		1,182

Financials (15.7%)
Ameriprise Financial, Inc.	1,710	65
Berkshire Hathaway, Inc., Cl B*	45	198
Invesco Ltd.	5,190	109
JPMorgan Chase & Co.	5,000	233
Marshall & Ilsley Corp.	5,716	115
MetLife, Inc.	3,433	192
Morgan Stanley	3,350	77
Principal Financial Group, Inc. (a)	2,550	111
State Street Corp.	2,400	137
Travelers Cos., Inc. (The)	3,250	147
Wells Fargo & Co.	2,600	98

		1,482

Health Care (11.9%)
Bristol-Myers Squibb Co.	5,500	115
Cardinal Health, Inc.	1,500	74
Covidien Ltd.	2,850	153
Johnson & Johnson	2,000	139
Medtronic, Inc.	4,000	200
Schering-Plough Corp.	7,900	146
Teva Pharmaceutical Industries Ltd. ADR (a)	3,050	140

	Shares or
	Principal
	Amount($)	Value($)
Thermo Fisher Scientific, Inc.*	2,900	159

		1,126

Industrials (9.0%)
Danaher Corp.	1,650	114
Eaton Corp.	1,500	84
Emerson Electric Co.	1,600	65
Equifax, Inc.	2,500	86
General Electric Co.	6,500	166
Goodrich Corp.	2,500	104
Tyco International Ltd.	3,000	105
United Technologies Corp.	2,040	123

		847

Information Technology (19.3%)
Accenture Ltd., Cl A	3,950	150
Adobe Systems, Inc.*	2,908	115
Agilent Technologies, Inc.*	3,900	116
Cisco Systems, Inc.*	7,850	177
Google, Inc., Cl A*	380	152
Intel Corp.	9,000	169
International Business Machines Corp.	700	82
Microsoft Corp.	3,950	105
Nokia Corp. ADR	7,450	139
Oracle Corp.*	7,950	161
QUALCOMM, Inc.	2,600	112
Symantec Corp.*	5,900	115
Tyco Electronics Ltd.	3,350	93
Western Union Co.	5,750	142

		1,828

Materials (3.0%)
Alcoa, Inc.	4,250	96
Freeport-McMoRan Copper & Gold, Inc.	1,350	76
Praxair, Inc.	1,600	115

		287

Telecommunication Services (3.1%)
AT&T, Inc.	6,050	169
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Telefonica SA ADR	1,800	129

		298

Utilities (1.6%)
Edison International	3,850	154

Total Common Stocks		9,387

Short-Term Investment (5.2%)
Credit Suisse Enhanced Liquidity Fund (b)	490,550	491

Total Short-Term Investment		491

Money Market Fund (0.9%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	81,731	82

Total Money Market Fund		82

Total Investments (Cost $9,806) (d) — 105.3%		9,960
Liabilities in excess of other assets — (5.3)%		(503)

Net Assets — 100.0%		$9,457

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $497.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.1%)
Consumer Discretionary (8.2%)
DIRECTV Group, Inc. (The)*	13,735	359
McDonald’s Corp.	9,275	572
NIKE, Inc., Cl B	5,035	337
Nordstrom, Inc. (a)	8,850	255
Priceline.com, Inc.* (a)	1,515	104
Target Corp.	3,610	177

		1,804

Consumer Staples (15.6%)
Avon Products, Inc.	9,625	400
Colgate-Palmolive Co.	5,430	409
Costco Wholesale Corp.	4,760	309
CVS Caremark Corp.	11,125	374
PepsiCo, Inc.	8,495	605
Philip Morris International, Inc.	12,660	609
TJX Cos., Inc. (The)	8,175	250
Wal-Mart Stores, Inc.	7,895	473

		3,429

Energy (10.9%)
Cameron International Corp.*	7,165	276
Exxon Mobil Corp.	5,860	455
Halliburton Co.	9,685	314
Occidental Petroleum Corp.	6,110	430
Schlumberger Ltd.	7,230	565
Transocean, Inc.*	3,149	346

		2,386

Financials (5.3%)
AFLAC, Inc.	8,740	514
Comerica, Inc.	2,510	82
Goldman Sachs Group, Inc. (The)	1,802	231
Visa, Inc., Cl A	5,480	336

		1,163

Health Care (17.1%)
Aetna, Inc.	7,285	263
Allergan, Inc.	8,360	430
Amgen, Inc.*	3,845	228
Baxter International, Inc.	8,300	545
Becton, Dickinson & Co.	4,295	345
Covance, Inc.*	1,530	135
Express Scripts, Inc.*	5,770	426
Genentech, Inc.*	3,770	334
Gilead Sciences, Inc.*	9,645	440
Johnson & Johnson	1,585	110
Novartis AG ADR	4,550	240
Thermo Fisher Scientific, Inc.*	4,745	261

		3,757

Industrials (13.5%)
ABB Ltd. SP ADR	11,140	216
AGCO Corp.*	3,150	134
Deere & Co.	4,160	206
Emerson Electric Co.	10,080	411
First Solar, Inc.*	748	141
Fluor Corp.	4,750	265
Honeywell International, Inc.	9,835	409
Raytheon Co.	8,530	456
Roper Industries, Inc.	2,820	161
SPX Corp.	2,040	157

	Shares or
	Principal
	Amount($)	Value($)
Union Pacific Corp.	5,730	408

		2,964

Information Technology (25.6%)
Adobe Systems, Inc.*	11,540	456
Analog Devices, Inc.	9,270	244
Apple, Inc.*	4,340	493
Cisco Systems, Inc.*	17,320	391
Google, Inc., Cl A*	1,541	617
Intel Corp.	32,480	609
International Business Machines Corp.	7,705	901
Microsoft Corp.	27,810	742
Oracle Corp.*	27,515	559
QUALCOMM, Inc.	12,380	532
Research In Motion Ltd.*	1,140	78

		5,622

Materials (3.9%)
Monsanto Co.	4,545	450
Mosaic Co. (The)	1,430	98
Praxair, Inc.	4,450	319

		867

Total Common Stocks		21,992

Short-Term Investment (1.5%)
Credit Suisse Enhanced Liquidity Fund (b)	327,375	327

Total Short-Term Investment		327

Money Market Fund (1.2%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	273,175	273

Total Money Market Fund		273

Total Investments (Cost $22,050) (d) — 102.8%		22,592
Liabilities in excess of other assets — (2.8)%		(614)

Net Assets — 100.0%		$21,978

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $326.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.9%)
Consumer Discretionary (12.1%)
Darden Restaurants, Inc.	9,276	266
Harley-Davidson, Inc. (a)	5,900	220
Home Depot, Inc. (The)	19,150	496
J.C. Penney Co., Inc.	13,900	463
Mattel, Inc.	13,650	246
Newell Rubbermaid, Inc.	23,000	397
News Corp., Cl A	18,050	216
Time Warner, Inc.	23,988	315

		2,619

Consumer Staples (8.8%)
Colgate-Palmolive Co.	3,200	241
ConAgra Foods, Inc.	24,300	473
CVS Caremark Corp.	7,600	256
PepsiCo, Inc.	3,650	260
Procter & Gamble Co. (The)	3,450	240
Sara Lee Corp.	35,300	446

		1,916

Energy (14.4%)
BJ Services Co.	8,650	165
Chevron Corp.	6,050	499
ConocoPhillips	6,801	498
Exxon Mobil Corp.	8,250	641
Marathon Oil Corp.	10,550	421
Talisman Energy, Inc.	25,344	360
Tidewater, Inc.	3,068	170
XTO Energy, Inc.	7,800	363

		3,117

Financials (15.4%)
ACE Ltd.	2,450	133
Bank of America Corp. (a)	13,300	466
Citigroup, Inc.	11,891	244
Franklin Resources, Inc.	2,350	207
Hartford Financial Services Group, Inc. (The)	4,704	193
HCC Insurance Holdings, Inc.	4,550	123
JPMorgan Chase & Co.	12,245	572
Lincoln National Corp.	10,350	443
Travelers Cos., Inc. (The)	11,400	515
Wells Fargo & Co. (a)	11,950	448

		3,344

Health Care (8.8%)
Bristol-Myers Squibb Co.	12,950	270
Cardinal Health, Inc.	4,492	221
Johnson & Johnson	6,700	464
Merck & Co., Inc.	14,600	461
Pfizer, Inc.	11,100	205
Quest Diagnostics, Inc.	2,100	108
Wyeth	4,600	170

		1,899

Industrials (16.4%)
3M Co.	6,200	424
Emerson Electric Co.	11,754	479
General Electric Co.	25,700	655
Grupo Aeroportuario del Pacifico SA de CV ADR	2,700	69
PPG Industries, Inc.	9,150	534

	Shares or
	Principal
	Amount($)	Value($)
R.R. Donnelley & Sons Co.	8,900	218
Rockwell Automation, Inc.	5,800	217
United Parcel Service, Inc., Cl B	8,900	560
United Technologies Corp.	6,800	408

		3,564

Information Technology (6.1%)
Harris Corp.	5,497	254
Intel Corp.	12,600	236
Intersil Corp., Cl A	7,600	126
Microsoft Corp.	9,900	264
Seagate Technology	9,600	116
Texas Instruments, Inc.	11,000	236
Tyco Electronics Ltd.	3,200	89

		1,321

Materials (4.2%)
Alcoa, Inc.	4,750	107
Allegheny Technologies, Inc.	3,300	98
Ashland, Inc.	2,396	70
E.I. du Pont de Nemours & Co.	6,350	256
Peabody Energy Corp.	4,550	205
Sonoco Products Co.	5,705	169

		905

Telecommunication Services (5.2%)
AT&T, Inc.	19,750	551
Verizon Communications, Inc.	17,690	568

		1,119

Utilities (5.5%)
Edison International	6,050	241
Entergy Corp. (a)	2,650	236
PG&E Corp.	5,850	219
Public Service Enterprise Group, Inc.	6,700	220
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Questar Corp.	6,519	267

		1,183

Total Common Stocks		20,987

Short-Term Investment (4.4%)
Credit Suisse Enhanced Liquidity Fund (b)	959,050	959

Total Short-Term Investment		959

Money Market Fund (4.4%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	960,819	961

Total Money Market Fund		961

Total Investments (Cost $23,602) (d) — 105.7%		22,907
Liabilities in excess of other assets — (5.7)%		(1,241)

Net Assets — 100.0%		$21,666

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $1,018.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.0%)
Consumer Discretionary (13.4%)
Advance Auto Parts, Inc.	2,028	81
American Eagle Outfitters, Inc. (a)	5,104	78
BorgWarner, Inc.	1,591	52
Burger King Holdings, Inc.	3,770	93
Darden Restaurants, Inc.	2,420	69
Jack in the Box, Inc.* (a)	4,257	90
Mattel, Inc.	4,052	73
McGraw-Hill Cos., Inc. (The)	1,796	57
Mohawk Industries, Inc.* (a)	1,370	92
Nordstrom, Inc. (a)	2,959	85
Omnicom Group, Inc.	1,715	66
Whirlpool Corp.	819	65

		901

Consumer Staples (7.6%)
Church & Dwight Co., Inc.	1,648	102
Clorox Co. (The)	1,376	86
Dr Pepper Snapple Group, Inc.*	3,602	95
Hanesbrands, Inc.*	3,580	78
J. M. Smucker Co. (The)	1,495	76
Pepsi Bottling Group, Inc. (The)	2,386	70

		507

Energy (8.9%)
Anadarko Petroleum Corp.	1,094	53
Cameron International Corp.*	2,197	85
Chesapeake Energy Corp.	1,621	58
Cimarex Energy Co.	1,360	67
Core Laboratories NV	638	65
Diamond Offshore Drilling, Inc.	771	79
Noble Energy, Inc.	1,176	65
Patterson-UTI Energy, Inc.	2,632	53
Spectra Energy Corp.	3,065	73

		598

Financials (15.7%)
Ameriprise Financial, Inc.	2,000	76
Arch Capital Group Ltd.*	1,370	100
Discover Financial Services (a)	5,391	74
Entertainment Properties Trust REIT	1,405	77
Invesco Ltd.	3,075	65
Janus Capital Group, Inc.	4,140	101
Jones Lang LaSalle, Inc.	1,318	57
M&T Bank Corp. (a)	974	87
Marshall & Ilsley Corp. (a)	3,668	74
Principal Financial Group, Inc. (a)	1,705	74
ProLogis REIT	1,663	69
Raymond James Financial, Inc. (a)	3,065	101
SL Green Realty Corp. REIT (a)	765	50
StanCorp Financial Group, Inc.	1,010	50

		1,055

Health Care (9.4%)
Becton, Dickinson & Co.	880	71
Celgene Corp.*	690	44
Cephalon, Inc.*	960	74
Endo Pharmaceuticals Holdings, Inc.*	2,492	50

	Shares or
	Principal
	Amount($)	Value($)
Express Scripts, Inc.*	1,325	98
Laboratory Corp. of America Holdings* (a)	1,187	82
Thermo Fisher Scientific, Inc*	1,655	91
Universal Health Services, Inc., Cl B	1,463	82
Waters Corp.*	705	41

		633

Industrials (12.6%)
Copart, Inc.*	2,093	80
Covanta Holding Corp.*	3,177	76
CSX Corp.	1,017	55
Curtiss-Wright Corp.	1,877	85
Dover Corp.	1,745	71
Eaton Corp.	1,221	69
Equifax, Inc.	2,511	86
Goodrich Corp.	1,644	68
L-3 Communications Holdings, Inc.	782	77
PACCAR, Inc.	1,277	49
Rockwell Automation, Inc.	1,840	69
Toro Co. (The) (a)	1,429	59

		844

Information Technology (16.7%)
Adobe Systems, Inc.*	1,972	78
Agilent Technologies, Inc.*	2,750	82
Amdocs Ltd.*	2,080	57
Analog Devices, Inc.	2,490	66
BMC Software, Inc.*	2,788	80
Harris Corp.	1,900	88
Juniper Networks, Inc.*	3,834	81
NCR Corp.*	4,006	88
Polycom, Inc.* (a)	2,830	65
Sybase, Inc.* (a)	3,093	94
Symantec Corp.*	3,600	70
Teradata Corp.*	3,506	68
Tyco Electronics Ltd.	2,547	70
Western Union Co.	2,735	67
Xilinx, Inc. (a)	2,975	70

		1,124

Materials (4.6%)
Air Products & Chemicals, Inc.	945	65
Albemarle Corp.	2,124	66
FMC Corp.	1,148	59
Packaging Corp. of America	3,168	73
Steel Dynamics, Inc.	2,896	49

		312

Telecommunication Services (1.7%)
NTELOS Holdings Corp.	2,344	63
Telephone & Data Systems, Inc.	1,462	52

		115

Utilities (6.4%)
American Electric Power Co., Inc.	923	34
Edison International	1,924	77
MDU Resources Group, Inc.	3,293	96
OGE Energy Corp.	2,775	86
ONEOK, Inc.	1,610	55
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
PG&E Corp.	2,222	83

		431

Total Common Stocks		6,520

Exchange Traded Funds (1.0%)
SPDR KBW Bank (a)	790	27
SPDR KBW Regional Banking	1,150	42

Total Exchange Traded Funds		69

Short-Term Investment (13.3%)
Credit Suisse Enhanced Liquidity Fund (b)	898,475	898

Total Short-Term Investment		898

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	113,352	113

Total Money Market Fund		113

Total Investments (Cost $7,656) (d) — 113.0%		7,600
Liabilities in excess of other assets — (13.0)%		(877)

Net Assets — 100.0%		$6,723

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $923.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust

SPDR-	Standard & Poors Depository Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or Principal
	Amount($)	Value($)
Common Stocks (96.8%)
Consumer Discretionary (23.9%)
ABM Industries, Inc.	10,781	235
American Greetings Corp., Cl A	5,500	84
Asbury Automotive Group, Inc.	17,498	202
Bassett Furniture Industries, Inc.	7,431	64
bebe Stores, Inc. (a)	18,187	178
Brink’s Co. (The)	2,250	137
Brown Shoe Co., Inc. (a)	10,177	167
CBRL Group, Inc. (a)	4,600	121
CKE Restaurants, Inc.	25,774	273
Cobra Electronics Corp.	2,762	6
Group 1 Automotive, Inc. (a)	5,800	126
Interface, Inc., Cl A	53,429	607
K-Swiss, Inc., Cl A (a)	7,750	135
Movado Group, Inc.	6,527	146
OfficeMax, Inc. (a)	8,900	79
Pep Boys-Manny, Moe & Jack (The) (a)	6,700	41
Signet Jewelers Ltd.	1,538	36
Stage Stores, Inc.	6,868	94
Tempur-Pedic International, Inc. (a)	18,300	215
Thor Industries, Inc. (a)	5,150	128
Wendy’s/Arby’s Group, Inc., Cl A	55,675	293

		3,367

Consumer Staples (1.2%)
Diamond Foods, Inc.	1,400	39
PRIMEDIA, Inc. (a)	12,037	29
Regis Corp.	3,600	99

		167

Energy (4.8%)
CARBO Ceramics, Inc. (a)	5,250	271
Core Laboratories NV	1,100	111
Holly Corp.	5,100	148
RPC, Inc.	1,735	24
Tidewater, Inc.	2,250	125

		679

Financials (17.4%)
Bank of Hawaii Corp. (a)	2,400	128
City National Corp. (a)	2,050	111
Evercore Partners, Inc., Cl A (a)	5,450	98
GFI Group, Inc.	1,600	8
Glacier Bancorp, Inc. (a)	7,443	184
Greenhill & Co., Inc. (a)	750	55
HCC Insurance Holdings, Inc.	15,650	423
IPC Holdings Ltd. (a)	3,400	103
National City Corp.	7,400	13
OneBeacon Insurance Group Ltd.	4,964	105
Oppenheimer Holdings, Inc., Cl A	500	12
Ramco-Gershenson Properties Trust REIT	5,750	129
Raymond James Financial, Inc. (a)	17,430	575
SWS Group, Inc.	4,771	96
Washington Real Estate Investment Trust (a)	5,350	196
Wesco Financial Corp.	400	143

	Shares or Principal
	Amount($)	Value($)
Zions Bancorp (a)	2,200	85

		2,464

Health Care (16.3%)
Brookdale Senior Living, Inc. (a)	2,700	59
Cooper Cos., Inc. (The)	19,961	694
Ensign Group, Inc.	4,800	82
Mentor Corp. (a)	14,450	345
STERIS Corp.	14,182	533
Teleflex, Inc.	6,950	441
Vital Signs, Inc.	1,927	143

		2,297

Industrials (17.0%)
Autoliv, Inc.	6,300	213
Cubic Corp.	3,200	79
Dynamic Materials Corp.	3,200	74
EnergySolutions, Inc.	11,100	111
Genesis Lease Ltd. ADR (a)	7,084	62
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,800	22
Grupo Aeroportuario del Pacifico SA de CV ADR	15,192	388
Heartland Express, Inc. (a)	8,816	137
Herman Miller, Inc. (a)	9,150	224
Kaiser Aluminum Corp.	2,500	107
KMG Chemicals, Inc.	1,500	10
LSI Industries, Inc.	1,300	11
Multi-Color Corp.	5,444	130
Snap-on, Inc.	6,250	329
Tomkins PLC ADR	10,681	118
UTI Worldwide, Inc.	8,400	143
Wabtec Corp. (a)	4,300	220
Watson Wyatt Worldwide, Inc., Cl A	400	20

		2,398

Information Technology (5.9%)
Black Box Corp.	2,350	81
Cohu, Inc.	7,133	113
Fair Isaac Corp.	19,603	452
Keithley Instruments, Inc.	7,150	60
Nam Tai Electronics, Inc.	15,062	123

		829

Materials (7.1%)
Aceto Corp.	7,850	75
Bemis Co., Inc. (a)	6,000	157
Harry Winston Diamond Corp.	7,350	98
Nalco Holding Co.	14,200	263
Packaging Corp. of America (a)	7,800	181
Valspar Corp. (The)	10,552	235

		1,009

Telecommunication Services (2.5%)
Alaska Communications Systems Group, Inc. (a)	10,500	129
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST September 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or Principal
	Amount($)	Value($)
Meredith Corp. (a)	8,200	230

		359

Utilities (0.7%)
ALLETE, Inc. (a)	2,350	105

Total Common Stocks		13,674

Short-Term Investment (29.3%)
Credit Suisse Enhanced Liquidity Fund (b)	4,143,568	4,144

Total Short-Term Investment		4,144

Money Market Fund (4.3%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	608,391	608

Total Money Market Fund		608

Total Investments (Cost $19,360) (d) — 130.4%		18,426

Liabilities in excess of other assets — (30.4)%		(4,299)

Net Assets — 100.0%		$14,127

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $4,184.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
1.	Organization

The RidgeWorth Variable Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, (“the 1940 Act”) as an open-end management investment company offering five funds as of September 30, 2008. The schedules of portfolio investments presented herein are those of the Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies and strategies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If a security price cannot be obtained from an independent, third party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008 (in thousands):

			LEVEL 2 — Other Significant		LEVEL 3 — Significant
	LEVEL 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*
Large Cap Core Equity Fund	9,960	—	—	—	—	—	9,960	—
Large Cap Growth Stock Fund	22,592	—	—	—	—	—	22,592	—
Large Cap Value Equity Fund	22,907	—	—	—	—	—	22,907	—
Mid-Cap Core Equity Fund	7,600	—	—	—	—	—	7,600	—
Small Cap Value Equity Fund	18,426	—	—	—	—	—	18,426	—

*	Other financial instruments are derivative instruments not reflected in the Schedules such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) of the investment.

Amounts designated as “—” are $0 or have been rounded to $0.
Security Transactions — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. As of September 30, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.000% to 7.210% and maturity dates ranging from 10/01/2008 to 03/12/2010).
3.	Federal Tax Information

At September 30, 2008, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal income tax purposes, was (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	Depreciation($)
Large Cap Core Equity Fund	9,846	1,034	(920)	114
Large Cap Growth Stock Fund	22,189	2,400	(1,997)	403
Large Cap Value Equity Fund	23,873	1,088	(2,054)	(966)
Mid-Cap Core Equity Fund	7,677	639	(716)	(77)
Small Cap Value Equity Fund	19,522	1,248	(2,344)	(1,096)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RidgeWorth Variable Trust
By (Signature and Title)*	/s/ Martin R. Dean, Treasurer
Martin R. Dean, Treasurer, RidgeWorth Variable Trust

Date December 1, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/ Julia Short, President
Julia Short, President, RidgeWorth Variable Trust

Date December 1, 2008

By: (Signature and Title)*	/s/ Martin R. Dean, Treasurer
Martin R. Dean, Treasurer, RidgeWorth Variable Trust

Date December 1, 2008

*	Print the name and title of each signing officer under his or her signature.